Average Annual Total Returns - Invesco Rising Dividends Fund	Class A Inception Date	Class A 1 Year	Class A 5 Years	Class A 10 Years	Class A Return After Taxes on Distributions 1 Year	Class A Return After Taxes on Distributions 5 Years	Class A Return After Taxes on Distributions 10 Years	Class A Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Class A Return After Taxes on Distributions and Sale of Fund Shares 5 Years	Class A Return After Taxes on Distributions and Sale of Fund Shares 10 Years	Class C Inception Date	Class C 1 Year	Class C 5 Years	Class C 10 Years	Class R Inception Date	Class R 1 Year	Class R 5 Years	Class R 10 Years	Class Y Inception Date	Class Y 1 Year	Class Y 5 Years	Class Y 10 Years	Class R5 Inception Date	Class R5 1 Year	Class R5 5 Years		Class R5 10 Years		Class R6 Inception Date	Class R6 1 Year	Class R6 5 Years	Class R6 Since Inception	S&P 500® Index (reflects no deductions for fees, expenses or taxes) 1 Year	S&P 500® Index (reflects no deductions for fees, expenses or taxes) 5 Years	S&P 500® Index (reflects no deductions for fees, expenses or taxes) 10 Years	Russell 1000® Index (reflects no deductions for fees, expenses or taxes) 1 Year	Russell 1000® Index (reflects no deductions for fees, expenses or taxes) 5 Years	Russell 1000® Index (reflects no deductions for fees, expenses or taxes) 10 Years
Total	Apr. 30, 1980	7.09%	9.62%	9.87%	6.40%	8.00%	8.19%	4.60%	7.22%	7.55%	Sep. 01, 1993	11.49%	10.04%	9.83%	Mar. 01, 2001	13.03%	10.59%	10.18%	Dec. 16, 1996	13.57%	11.14%	10.74%	May 24, 2019	13.73%	11.00%	[1]	10.56%	[1]	Feb. 28, 2012	13.78%	11.32%	10.98%	18.40%	15.22%	13.88%	20.96%	15.60%	14.01%

[1]	Performance shown prior to the inception date is that of the predecessor fund’s Class A shares at net asset value and includes the 12b-1 fees applicable to that class. Class A shares’ performance reflects any applicable fee waivers and/or expense reimbursements.